STOCKHOLDERS’ EQUITY (Details Narrative)																																						1 Months Ended			12 Months Ended
	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 30, 2024 USD ($) $ / shares shares	Oct. 18, 2024 USD ($) $ / shares shares	Oct. 11, 2024 USD ($) $ / shares shares	Oct. 01, 2024 USD ($) $ / shares shares	Sep. 26, 2024 USD ($) $ / shares shares	Sep. 09, 2024 USD ($) $ / shares shares	Jun. 27, 2024 USD ($) $ / shares shares	Apr. 29, 2024 USD ($) $ / shares shares	Apr. 24, 2024 USD ($) $ / shares shares	Apr. 16, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Mar. 26, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($) $ / shares shares	Mar. 20, 2024 USD ($) $ / shares shares	Feb. 16, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Feb. 01, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($) $ / shares shares	Jan. 02, 2024 USD ($) $ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Dec. 18, 2023 USD ($) $ / shares shares	Nov. 11, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 16, 2023 USD ($) $ / shares shares	Oct. 04, 2023 USD ($) $ / shares shares	Sep. 02, 2023 USD ($) $ / shares shares	Aug. 15, 2023 USD ($) $ / shares shares	Jul. 20, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($) $ / shares shares	May 02, 2023 USD ($) $ / shares shares	May 01, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Jan. 31, 2024 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Feb. 26, 2024 $ / shares	Oct. 31, 2022 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:AggregateAuthorizedShares-0] | shares	500,000,000																																								500,000,000
Common stock, shares authorized | shares	490,000,000																									490,000,000															490,000,000	490,000,000
Common stock, par value | $ / shares	$ 0.0001																									$ 0.0001															$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares	10,000,000																									10,000,000															10,000,000	10,000,000
Preferred stock, par value | $ / shares	$ 0.0001																									$ 0.0001															$ 0.0001	$ 0.0001
Gross proceeds																																										$ 738,659
Stock based compensation																																									1,534,667	1,044,261
Issuance of shares, value																																										372,000
Value of stock issued																																										366,659
Resale amendment agreement, description																																	the Company issued a Form S-1/A, which registered for resale (i) up to 157,466 shares of common stock, par value $0.0001 per share which the selling stockholders may acquire upon the exercise of outstanding common warrants and (ii) up to 25,000 shares of common stock, which the selling stockholders may acquire upon the exercise of outstanding pre-funded warrants. Such warrants were issued to the selling stockholders in connection with securities purchase agreements entered into on January 28, 2022 and September 20, 2022. The Company recorded 34,993 shares of common stock that are not exercised but registered in accordance with their common warrant agreements and 25,000 shares of common stock that are not exercised but registered in accordance with their pre-funded warrant agreements upon the filing of this Form S-1/A
Share price | $ / shares							$ 3.60																				$ 5.40
Number of shares grant | shares																											50,000
Number of shares granted fair value																											$ 271,000
Vesting period																											The restricted stock grant vests over a period of two years, with 25% of the shares of restricted stock vesting six months after the Peterson Employment Agreement Effective Date, and the remainder vesting in equal tranches on each of the 12-, 18-, and 24-month anniversary dates of the Peterson Employment Agreement
Stock based compensation																																									$ 267,659	$ 3,341
Conversion of debt into shares | shares		38,150			17,167	30,520
Price at which shares are converted | $ / shares		$ 2.58			$ 3.66	$ 3.38							$ 3.40		$ 2.00		$ 2.60			$ 4.80	$ 5.80		$ 6.20	$ 6.80
Total amount of shares		$ 98,422			$ 62,830	$ 103,091
Debt conversion converted instrument rate										100.00%
Cash payment							$ 100,000
Expected term																																									5 years
Expected volatility rate																																									137.10%
Expected dividend rate																																									0.00%
Options exercise price | $ / shares	$ 15.24																									$ 22.35															$ 15.24	$ 22.35
June 2024 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, net, shares | shares								74,461
Warrants to purchase | shares								37,231
Aggregate relative fair value								$ 257,701
June 2024 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares								$ 6.00
June 2024 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares								$ 7.90500
June 2024 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term								5 years
June 2024 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate								132.52%
June 2024 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate								0.00%
June 2024 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Discount rate								4.29
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount													$ 257,500		$ 42,917		$ 42,917			$ 91,965	$ 125,000		$ 125,000	$ 125,000
Conversion of debt into shares | shares													257,500		42,917		42,917			91,965	18,393		18,393	18,393
Price at which shares are converted | $ / shares																					$ 5.80		$ 6.20	$ 6.80
Debt instrument conversion value issued																					$ 105,575		$ 114,036	$ 125,072
Cash payments made to investor													$ 32,247		$ 32,247		$ 32,247			$ 32,247	49,935		35,837	36,698
Gain on extinguishment of debt																					30,510		24,873	36,770
Total amount of shares																					$ 128,750		128,750	128,750
Debt conversion converted instrument rate	103.00%																				103.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount																												$ 3,500,000
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																						$ 6.40						$ 11.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																						$ 10.00						$ 24.00
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term																						5 years						5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate																						137.10%						137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate																						0.00%						0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Discount rate																						3.93						4.72
Convertible Notes Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total amount of shares													881,165		84,117		113,300			$ 441,428	$ 105,575		$ 114,036	$ 125,072
April 2024 Debt Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, net, shares | shares										37,500
Debt instrument face amount	$ 0									$ 720,000																$ 0															$ 0	$ 0
Share price | $ / shares			$ 3.10		$ 3.66
Conversion of debt into shares | shares			25,000		224,291
Price at which shares are converted | $ / shares			$ 3.00		$ 3.44					$ 5.00
Total amount of shares			$ 77,450		$ 729,405
Debt repayment			75,000		682,031
Interest paid	816,445				7,031																					$ 0
Loss on conversion			$ 2,450		47,373
June Two Thousand Twenty Four Notes [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount		88,888			50,000	88,888
Conversion of debt into shares | shares				2,317
Price at which shares are converted | $ / shares				$ 3.38
Total amount of shares		$ 91,556		$ 7,838	$ 51,500	$ 91,556
Debt conversion converted instrument rate		103.00%			103.00%	103.00%
Senior Secured Convertible Promissory Note [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount										$ 800,000
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount																												$ 2,000,000
Price at which shares are converted | $ / shares																												$ 24.00
Exercise price of warrants or rights | $ / shares																												$ 24.00
Warrants to purchase | shares																						22,279						43,336
Aggregate relative fair value																						$ 98,708						$ 332,630
Senior Secured Convertible Promissory Note [Member] | June 2024 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount								$ 400,000
2022 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation																																									753,188	$ 440,219
Share based compensation, unrecognized expense	$ 311,593																																								$ 311,593
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, net, shares | shares																																				35,000
Common stock par value | $ / shares																																				$ 43.00
Issuance of shares, value																																				$ 1,505,000
Share price | $ / shares	$ 3.32																																								$ 3.32
First Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, net, shares | shares												17,576								119,796
Price at which shares are converted | $ / shares												$ 12.60								$ 4.80
Total amount of shares												$ 221,449								$ 574,779
First Tranche [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount													750,000		125,000		125,000			625,000
Gain on extinguishment of debt													131,165		180,566		20,547			391,447
Total amount of shares													$ 772,500		$ 128,750		$ 128,750			$ 643,750
Debt conversion converted instrument rate													103.00%
First Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																							$ 11.00
First Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																							$ 26.40
First Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term																							5 years
First Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate																							137.10%
First Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate																							0.00%
First Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Discount rate																							4.72
First Tranche [Member] | Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase | shares																							4,167
Aggregate relative fair value																							$ 38,029
Second Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of debt into shares | shares																		94,417	94,417
Price at which shares are converted | $ / shares																		$ 3.60	$ 3.40
Gain on extinguishment of debt																		$ 64,334	$ 48,094
Total amount of shares																		339,334	323,094
Second Tranche [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument face amount																		275,000	275,000
Total amount of shares																		$ 283,250	$ 283,250
Debt conversion converted instrument rate																		103.00%	103.00%
Second Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																						$ 6.40	$ 6.40
Second Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares																						$ 10.00	$ 11.00
Second Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term																						5 years	5 years
Second Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate																						137.10%	137.10%
Second Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate																						0.00%	0.00%
Second Tranche [Member] | Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Discount rate																						3.93	3.93
Second Tranche [Member] | Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants to purchase | shares																						22,279	2,750
Aggregate relative fair value																						$ 98,708	$ 14,753
Upon Signing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash payment							50,000
After Thirty Days [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash payment							$ 50,000
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options exercise price | $ / shares	$ 10.46																									$ 10.46															$ 10.46	$ 10.46
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation																																					$ 25,000
Value of stock issued																																$ 121,000		$ 88,000	$ 52,500
Consultants [Member] | Marketing Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, net, shares | shares														50,000
Number of shares issued | shares									30,000					50,000		5,000
Value of stock issued									$ 220,800					$ 368,000		$ 10,500
Share price | $ / shares									$ 7.40					$ 7.40		$ 2.20
Cash payment														$ 100,000																								$ 30,000
Mr Frank Ingriselli [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, net, shares | shares																															10,000
Common stock par value | $ / shares																															$ 21.40
Issuance of shares, value																															$ 213,000
Four Outside Director [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, net, shares | shares																													21,250
Common stock par value | $ / shares																													$ 0.0001
Stock based compensation																																									$ 177,259	$ 96,016
Issuance of shares, value																													$ 273,275
Share price | $ / shares																													$ 12.80
Investors [Member] | April 2024 Debt Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, net, shares | shares										37,500	37,500
Issuance of shares, value										$ 301,500	$ 366,000
Price at which shares are converted | $ / shares										$ 8.00	$ 9.80
Consultant [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares																														6,000
Options exercise price | $ / shares																														$ 10.46
Number of options vesting period																														24 months
Number of options granted fair value																														$ 55,711
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash, net, shares | shares																																							18,750
Gross proceeds																																							$ 6,000,000
Common stock par value | $ / shares																																							$ 60.00
Number of shares sold | shares																																					100,000		100,000
Sale of stock, price per share | $ / shares																																					$ 60.00		$ 60.00
Percentage of outstanding principal balance																																							25.00%
Debt instrument face amount																																							$ 4,500,000
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares issued warrants to purchase | shares																																					5,000		5,000
Exercise price of warrants or rights | $ / shares																																					$ 66.00		$ 66.00
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares																																$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
Issuance of common stock for cash, net, shares | shares							12,500																														625			20,000		20,000
Gross proceeds																																								$ 400,000
Common stock par value | $ / shares																																$ 24.20		$ 17.60	$ 42.00		$ 40.00			$ 20.00
Issuance of shares, value							$ 43,800																																			$ 2
Number of shares issued | shares																									10,000							5,000		5,000	1,250							14,275
Value of stock issued																																										$ 1
Common Stock [Member] | April 2024 Debt Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Price at which shares are converted | $ / shares										$ 9.80
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares																													$ 0.0001
Issuance of common stock for cash, net, shares | shares																													21,250
Common stock par value | $ / shares																													$ 12.80
Issuance of shares, value																													$ 273,275
Common Stock [Member] | Consultants [Member] | Marketing Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash payment									$ 30,000
Common Stock [Member] | Marcum LLP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, par value | $ / shares																																	$ 0.0001
Issuance of common stock for cash, net, shares | shares																																	2,400
Common stock par value | $ / shares																																	$ 33.40
Issuance of shares, value																																	$ 80,159
Common Stock [Member] | Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares																									10,000
Value of stock issued																									$ 95,200
Share price | $ / shares																									$ 9.60
Common Stock [Member] | Two Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares																																								20,000